INCOME TAXES - Summary of Tax Losses Carried Forward As Follows (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expiry before 2038
Disclosure Of Operating Loss Carryforwards [Line Items]
Gross amount	€ 24,703	€ 22,770	€ 7,457
No expiry
Disclosure Of Operating Loss Carryforwards [Line Items]
Gross amount	€ 413,283	€ 139,804	€ 133,988